Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
OPERATING ACTIVITIES
Net (loss) income	$ (96,871)	$ 78,863	$ 120,802
Non-cash items:
Unrealized loss (gain) on derivative instruments (note 13)	107,860	5,618	(113,570)
Depreciation and amortization	187,710	190,341	181,176
Write down of vessels	91,108	9,441
Deferred income tax (recovery) expense	(614)	(15,756)	8,209
Foreign currency exchange loss (gain) and other	2,672	7,251	(1,323)
Change in non-cash working capital items related to operating activities (note 16)	(11,296)	34,464	8,931
Expenditures for dry docking	(26,407)	(23,637)	(41,864)
Net operating cash flow	254,162	286,585	162,361
FINANCING ACTIVITIES
Proceeds from drawdown of long-term debt	457,530	355,678	279,575
Repayments of long-term debt	(110,694)	(90,835)	(34,948)
Repayments of long-term debt relating to Dropdown Predecessors		(41,909)	(12,100)
Prepayments of long-term debt	(125,562)	(568,236)	(426,090)
Repayment of joint venture partners advances	(14,500)		(21,532)
Joint venture partners advances	14,500		477
Equity contribution from joint venture partner	3,750	633	4,772
Purchase of 49% interest in Teekay Offshore Operating L.P.	(386,267)
Purchase of vessels from Teekay Corporation (note 16f)	(60,683)	(107,051)	(100,000)
Contribution from Teekay Corporation relating to Rio das Ostras (note 12d)	2,000
Contribution of capital from Teekay Corporation to dropdown predecessors (note 16g)	2,305	4,313	131,965
Proceeds from equity offerings	420,146	419,989	109,227
Expenses of equity offerings	(222)	(18,498)	(5,100)
Cash distributions paid by the Partnership	(129,323)	(85,077)	(60,452)
Cash distributions paid by subsidiaries to non-controlling interests	(36,980)	(77,236)	(61,065)
Other	(682)	(3,371)	(5,089)
Net financing cash flow	35,318	(211,600)	(200,360)
INVESTING ACTIVITIES
Expenditures for vessels and equipment	(148,796)	(39,759)	(13,681)
Proceeds from sale of vessels and equipment	13,354
Investment in direct financing leases assets	316	(886)	(579)
Direct financing lease payments received	20,948	22,736	23,045
Purchase of Piranema Spirit (note 18)	(161,851)
Net investing cash flow	(276,029)	(17,909)	8,785
Increase (decrease) in cash and cash equivalents	13,451	57,076	(29,214)
Cash and cash equivalents, beginning of the year	166,483	109,407	138,621
Cash and cash equivalents, end of the year	$ 179,934	$ 166,483	$ 109,407